Annual Total Returns[BarChart] - Invesco DWA Developed Markets Momentum ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.03%)	16.11%	36.13%	(6.65%)	(0.15%)	(7.99%)	30.70%	(16.18%)	27.33%	17.91%